Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 24.2%
Airbnb, Inc. - Class A (a)	496	$64,168
Amazon.com, Inc. (a)	273	65,329
Aptiv PLC (a)	806	61,054
AutoZone, Inc. (a)	19	70,382
Best Buy Co., Inc.	854	55,595
Booking Holdings, Inc.	12	60,022
Carnival Corp. (a)(b)	2,409	72,318
Carvana Co. (a)(b)	135	54,150
Chipotle Mexican Grill, Inc. (a)(b)	1,866	72,531
Darden Restaurants, Inc. (b)	353	70,371
Deckers Outdoor Corp. (a)	629	75,065
Domino's Pizza, Inc.	151	61,960
DoorDash, Inc. - Class A (a)	287	58,726
DR Horton, Inc. (b)	408	60,727
eBay, Inc.	766	69,875
Expedia Group, Inc. (b)	231	61,178
Ford Motor Co. (b)	4,722	65,541
Garmin Ltd. (b)	301	60,694
General Motors Co. (b)	784	65,856
Genuine Parts Co.	482	66,993
Hasbro, Inc.	771	68,858
Hilton Worldwide Holdings, Inc.	233	69,553
Home Depot, Inc. (b)	180	67,426
Las Vegas Sands Corp.	953	50,252
Lennar Corp. - Class A (b)	528	57,737
Lowe's Cos., Inc.	257	68,634
Lululemon Athletica, Inc. (a)	337	58,806
Marriott International, Inc. (b)	221	69,681
McDonald's Corp.	204	64,260
MGM Resorts International (a)(b)	1,702	57,085
NIKE, Inc. - Class B (b)	962	59,461
Norwegian Cruise Line Holdings Ltd. (a)(b)	3,291	72,270
NVR, Inc. (a)	9	68,722
O'Reilly Automotive, Inc. (a)	676	66,525
Pool Corp.	263	66,826
PulteGroup, Inc. (b)	495	61,920
Ralph Lauren Corp.	177	62,554
Ross Stores, Inc.	348	65,650
Royal Caribbean Cruises Ltd. (b)	243	78,890
Starbucks Corp.	755	69,422
Tapestry, Inc.	538	68,278
Tesla Motors, Inc. (a)	140	60,257
TJX Cos., Inc.	407	60,973
Tractor Supply Co.	1,198	60,954
Ulta Beauty, Inc. (a)	106	68,620
Williams-Sonoma, Inc.	338	69,172
Wynn Resorts Ltd.	512	55,014
Yum! Brands, Inc.	440	68,420
		3,108,755

Industrials - 25.2% (c)
3M Co.	233	35,686
A O Smith Corp. (b)	563	41,375
Allegion PLC	239	39,528
AMETEK, Inc.	192	43,004
Automatic Data Processing, Inc.	148	36,529
Axon Enterprise, Inc. (a)	67	32,400
Boeing Co. (a)	194	45,342
Broadridge Financial Solutions, Inc.	170	33,509
Builders FirstSource, Inc. (a)	352	40,269
Carrier Global Corp.	723	43,076
Caterpillar, Inc.	62	40,756
CH Robinson Worldwide, Inc.	242	47,178
Cintas Corp.	208	39,809
Comfort Systems USA, Inc.	38	43,400
Copart, Inc. (a)(b)	985	39,971
CSX Corp. (b)	1,041	39,308
Cummins, Inc.	73	42,254
Dayforce, Inc. (a)	558	38,653
Deere & Co. (b)	82	43,296
Delta Air Lines, Inc.	552	36,371
Dover Corp.	197	39,694
Eaton Corp. PLC	109	38,305
EMCOR Group, Inc.	61	43,965
Emerson Electric Co.	279	41,002
Equifax, Inc. (b)	179	36,051
Expeditors International of Washington, Inc.	255	40,938
Fastenal Co.	943	40,888
FedEx Corp.	135	43,504
Fortive Corp.	698	36,861
GE Vernova, Inc.	53	38,498
Generac Holdings, Inc. (a)(b)	232	38,985
General Dynamics Corp.	112	39,322
General Electric Co.	136	41,723
Honeywell International, Inc.	201	45,732
Howmet Aerospace, Inc. (b)	199	41,408
Hubbell, Inc. (b)	86	41,963
Huntington Ingalls Industries, Inc.	119	50,041
IDEX Corp.	217	43,085
Illinois Tool Works, Inc.	152	39,711
Ingersoll Rand, Inc.	473	40,721
Jacobs Solutions, Inc.	283	38,279
JB Hunt Trasport Services, Inc. (b)	193	39,125
Johnson Controls International PLC	333	39,714
L3Harris Technologies, Inc. (b)	135	46,285
Leidos Holdings, Inc.	205	38,597
Lennox International, Inc. (b)	76	37,626
Lockheed Martin Corp.	82	52,006
Masco Corp. (b)	603	39,852
Nordson Corp.	163	44,748
Norfolk Southern Corp.	131	38,152
Northrop Grumman Corp.	69	47,766
Old Dominion Freight Line, Inc. (b)	245	42,434
Otis Worldwide Corp.	436	37,243
PACCAR, Inc.	340	41,789
Parker-Hannifin Corp.	43	40,241
Paychex, Inc. (b)	342	35,270
Paycom Software, Inc.	234	31,531
Pentair PLC	364	38,355
Quanta Services, Inc.	83	39,394
Republic Services, Inc.	184	39,577
Rockwell Automation, Inc.	94	39,635
Rollins, Inc.	651	41,234
RTX Corp.	219	44,004
Snap-On, Inc.	110	40,272
Southwest Airlines Co.	969	46,047
Stanley Black & Decker, Inc. (b)	509	40,038
Textron, Inc.	450	39,627
Trane Technologies PLC	96	40,376
TransDigm Group, Inc.	30	42,826
Uber Technologies, Inc. (a)	455	36,423
Union Pacific Corp.	163	38,321
United Airlines Holdings, Inc. (a)(b)	358	36,631
United Parcel Service, Inc. - Class B	384	40,788
United Rentals, Inc.	47	36,757
Veralto Corp.	391	38,701
Verisk Analytics, Inc.	178	38,708
W.W. Grainger, Inc. (b)	39	42,118
Waste Management, Inc.	183	40,670
Westinghouse Air Brake Technologies Corp.	179	41,195
Xylem, Inc.	276	38,052
		3,234,518

Information Technology - 23.7%
Accenture PLC - Class A (b)	161	42,446
Adobe, Inc. (a)	128	37,536
Advanced Micro Devices, Inc. (a)	198	46,873
Akamai Technologies, Inc. (a)	507	49,255
Amphenol Corp.	316	45,529
Analog Devices, Inc.	156	48,497
Apple, Inc.	157	40,738
Applied Materials, Inc.	159	51,249
AppLovin Corp. - Class A (a)(b)	62	29,333
Arista Networks, Inc. (a)	331	46,916
Autodesk, Inc. (a)	146	36,919
Broadcom, Inc.	106	35,118
Cadence Design System, Inc. (a)	130	38,527
CDW Corp.	293	37,032
Cisco Systems, Inc.	546	42,763
Cognizant Technology Solutions Corp.	527	43,246
Corning, Inc.	465	48,011
Crowdstrike Holdings, Inc. - Class A (a)	84	37,078
Datadog, Inc. - Class A (a)	290	37,503
Dell Technologies, Inc. - Class C	312	35,705
EPAM Systems, Inc. (a)(b)	207	43,180
F5, Inc. (a)	170	46,854
Fair Isaac Corp. (a)	25	36,579
First Solar, Inc. (a)	167	37,662
Fortinet, Inc. (a)	537	43,637
Gartner, Inc. (a)	190	39,826
Gen Digital, Inc.	1,592	38,192
GoDaddy, Inc. - Class A (a)	342	34,378
Hewlett Packard Enterprise Co.	1,735	37,337
HP, Inc. (b)	1,720	33,437
Intel Corp. (a)	1,075	49,955
International Business Machines Corp.	140	42,938
Intuit, Inc.	66	32,929
Jabil, Inc.	191	45,303
Keysight Technologies, Inc. (a)	206	44,564
KLA Corp.	35	49,978
Lam Research Corp.	260	60,700
Microchip Technology, Inc.	646	49,044
Micron Technology, Inc.	166	68,870
Microsoft Corp.	91	39,156
Monolithic Power Systems, Inc. (b)	45	50,587
Motorola Solutions, Inc.	118	47,500
NetApp, Inc.	367	35,360
NVIDIA Corp.	238	45,489
NXP Semiconductors NV	190	42,967
ON Semiconductor Corp. (a)(b)	795	47,613
Oracle Corp.	197	32,422
Palantir Technologies, Inc. - Class A (a)	233	34,155
Palo Alto Networks, Inc. (a)	227	40,172
PTC, Inc. (a)	250	39,032
Qnity Electronics, Inc.	508	48,859
QUALCOMM, Inc.	241	36,533
Roper Technologies, Inc.	99	36,752
salesforce.com, Inc.	166	35,240
Sandisk Corp. (a)	188	108,335
Seagate Technology Holdings PLC	147	59,930
ServiceNow, Inc. (a)	257	30,072
Skyworks Solutions, Inc. (b)	637	35,519
Super Micro Computer, Inc. (a)(b)	1,256	36,562
Synopsys, Inc. (a)	92	42,791
TE Connectivity PLC (b)	180	40,100
Teledyne Technologies, Inc. (a)	85	52,726
Teradyne, Inc.	215	51,826
Texas Instruments, Inc. (b)	241	51,948
Trimble, Inc. (a)	532	35,963
Tyler Technologies, Inc. (a)	96	35,462
VeriSign, Inc.	181	44,206
Western Digital Corp.	241	60,305
Workday, Inc. - Class A (a)	197	34,599
Zebra Technologies Corp. (a)(b)	162	38,067
		3,035,885

Materials - 26.9% (c)
Air Products & Chemicals, Inc. (b)	504	137,340
Albemarle Corp. (b)	896	152,885
Amcor PLC (b)	2,892	127,971
Avery Dennison Corp.	670	124,292
Ball Corp. (b)	2,498	142,061
CF Industries Holdings, Inc.	1,559	145,346
Corteva, Inc. (b)	1,822	132,642
CRH PLC	948	116,045
Dow, Inc.	4,823	132,874
DuPont de Nemours, Inc.	2,896	127,192
Ecolab, Inc.	461	129,997
Freeport-McMoRan, Inc.	2,569	154,731
International Flavors & Fragrances, Inc.	1,814	126,635
International Paper Co.	3,032	122,250
Linde PLC	304	138,919
LyondellBasell Industries NV	2,622	128,478
Martin Marietta Materials, Inc.	191	124,522
Mosaic Co.	4,994	137,335
Newmont Goldcorp Corp.	1,264	142,010
Nucor Corp. (b)	722	128,314
Packaging Corp. of America	589	131,082
PPG Industries, Inc.	1,181	136,559
Sherwin-Williams Co.	364	129,089
Smurfit WestRock PLC	3,191	132,841
Steel Dynamics, Inc.	693	124,442
Vulcan Materials Co.	400	120,216
		3,446,068
TOTAL COMMON STOCKS (Cost $12,037,001)		12,825,226

RIGHTS - 0.0% (d)	Shares	Value
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(e)	17,786	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)	2,975,027	2,975,027
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,975,027)		2,975,027

TOTAL INVESTMENTS - 123.2% (Cost $15,012,028)		15,800,253
Liabilities in Excess of Other Assets - (23.2)%		(2,970,709)
TOTAL NET ASSETS - 100.0%		$12,829,544

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $2,867,967.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,825,226	$–	$–	$12,825,226
Rights	–	–	0	0
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,975,027
Total Investments	$12,825,226	$–	$0	$15,800,253

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,975,027 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2025	$0
Ending balance as of January 31, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of January 31, 2026	$0

Description	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Rights	$0	Intrinsic Value	Corporate Action	0.00 USD
	$0